Pro Forma Financial Statements (Details Textual) - USD ($)			1 Months Ended				3 Months Ended		12 Months Ended
	May 06, 2016	Dec. 29, 2015	Jul. 24, 2017	Feb. 28, 2017	Aug. 26, 2016	Mar. 31, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Pro Forma Adjustments (Textual)
Common stock newly issued, value							$ 694,219	$ 80,000	$ 80,000	$ 5,850,000
Fully expense entire amount									10,000,000
Aggregate amount									$ 10,000,000
Common stock, par value							$ 0.001		$ 0.001	$ 0.001
ABVC [Member]
Pro Forma Adjustments (Textual)
Due from related parties									$ 59,810
Due to related parties									$ 58,684
Common stock newly issued, shares									29,561,231
Closing share price									$ 1.50
BioLite, Inc., [Member]
Pro Forma Adjustments (Textual)
Common stock newly issued, value					$ 1,468,750
Net proceeds from offering					$ 2,350,000
Common stock, par value					$ 0.001
Purchase price per share					$ 1.60
Collaborative Arrangement [Member]
Pro Forma Adjustments (Textual)
Amount received from BriVision		$ 100,000,000	$ 3,000,000
Description of payment settlement		Upfront payment shall upon the signing of this BioLite Collaborative Agreement: 3.5% of total payment. After receiving upfront payment from BriVision, BioLite has to deliver all data to BriVision in one week. Upon the first IND submission, BriVision shall pay, but no later than December 15, 2016: 6.5% of total payment. After receiving second payment from BriVision, BioLite has to deliver IND package to BriVision in one week. At the completion of first phase II clinical trial, BriVision shall pay, but no later than September 15, 2017: 15% of total payment. After receiving third payment from BriVision, BioLite has to deliver phase II clinical study report to BriVision in three months. Upon the phase III IND submission, BriVision shall pay, but no later than December 15, 2018: 20% of total payment. After receiving forth payment from BriVision, BioLite has to deliver IND package to BriVision in one week. At the completion of phase III, BriVision shall pay, but no later than September 15, 2019:25% of total payment. After receiving fifth payment from BriVision, BioLite has to deliver phase III clinical study report to BriVision in three months. Upon the NDA submission, BriVision shall pay, but no later than December 15, 2020, BriVision shall pay: 30% of total payment. After receiving sixth payment from BriVision, BioLite has to deliver NDA package to BriVision in one week.
Agreement, terms		This BioLite Collaborative Agreement shall, once signed by both Parties, remain in effect for fifteen years as of the first commercial sales of the Product in the Territory and automatically renew for five more years unless either party gives the other party six month written notice of termination prior to the expiration date of the term.
Upfront payments		$ 3,500,000
Percentage of payments under collaborative agreement		3.50%	50.00%				15.00%		15.00%
Milestone payments to BioLite in cash	$ 2,600,000
Common stock newly issued, value	$ 900,000		$ 3,000,000
Common stock newly issued, shares	562,500
Share price	$ 1.60			$ 2.0
Accounts payable							$ 15,000,000		$ 15,000,000
Collaborative Arrangement One [Member]
Pro Forma Adjustments (Textual)
Percentage of payments under collaborative agreement						6.50%
Milestone payments to BioLite in cash				$ 650,000
Common stock newly issued, value				$ 5,850,000
Common stock newly issued, shares				2,925,000
Share price				$ 2.0
Accounts payable						$ 6,500,000
BioLite Collaborative Agreement [Member]
Pro Forma Adjustments (Textual)
Common stock newly issued, value									$ 6,750,000
Common stock newly issued, shares									3,487,500
Investment loss recognized write-off amount									$ 4,313,725